Document and Entity Information	May 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-41642
Entity Registrant Name	Knife River Holding Company
Entity Central Index Key	0001955520
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1008893
Entity Address, Address Line One	1150 West Century Avenue
Entity Address, City or Town	Bismarck
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58503
City Area Code	701
Local Phone Number	530-1400
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KNF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false